Expense Example - Invesco VI Core Plus Bond Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	63	261	476	1,093	89	340	610	1,383